Legal proceedings and regulatory matters (Details) mortgage_loan in Thousands, $ in Millions, $ in Billions		1 Months Ended											2 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended	36 Months Ended
	Dec. 31, 2012	Jul. 31, 2018 USD ($) complaint	Feb. 28, 2018 complaint	Jan. 31, 2018	Dec. 31, 2017 USD ($) complaint securitisation_trust mortgage_loan	Feb. 28, 2017 financial_institution	Dec. 31, 2016 financial_institution individual	Apr. 30, 2016 complaint	Jul. 31, 2014 CAD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2012 USD ($)	Jan. 31, 2009 complaint	Aug. 31, 2016 lawsuit	Nov. 30, 2015 offices individual	Nov. 30, 2015 complaint	Jun. 30, 2018 USD ($) complaint	Dec. 31, 2017 USD ($) complaint securitisation_trust mortgage_loan	Dec. 31, 2007 USD ($)	Jan. 01, 2018 USD ($)	[1]	Nov. 30, 2008 USD ($)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					$ 90,378											$ 91,900	$ 90,378
Outstanding principal amount on loans securitized																3,900
Number of mortgage securitisation trusts with litigation proceedings | securitisation_trust					280												280
Provisions					$ 4,011											4,199	$ 4,011		$ 4,295
Legal proceedings and regulatory matters
Disclosure of contingent liabilities [line items]
Provisions					1,501											2,021	1,501
Madoff litigation | Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																500
Residential Mortgage-Backed Securities Transactions [Member] | Commencement of major litigation
Disclosure of contingent liabilities [line items]
Settlement amount		$ 765
Anti-money laundering and sanctions-related matters
Disclosure of contingent liabilities [line items]
Litigation settlement agreement, compliance period	5 years
Tax-related investigation
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					$ 1,500												$ 1,500
Number of Indian tax authority offices | offices														2
Number of Indian individuals and families | individual														4
Tax-related investigation | Legal proceedings and regulatory matters
Disclosure of contingent liabilities [line items]
Provisions																$ 632
Benchmark rate litigation
Disclosure of contingent liabilities [line items]
Number of lawsuits/claims filed | lawsuit													2
Infringement period							1 month
Number of claims settled | complaint																	3
Benchmark rate litigation | New York
Disclosure of contingent liabilities [line items]
Number of claims grants class certification | complaint			1
Number of claims denied class certification | complaint			2
Foreign exchange rate investigations and litigation
Disclosure of contingent liabilities [line items]
Deferred prosecution agreement period				3 years
Number of banks under investigation | financial_institution							15
Number of individuals under investigation | individual							30
Number of financial institutions included in complaint for proceedings | financial_institution						18
Precious metals fix-related investigations and litigation
Disclosure of contingent liabilities [line items]
Number of lawsuits/claims filed | complaint								2
Madoff Securities
Disclosure of contingent liabilities [line items]
Aggregate value of funds with assets invested in securities under litigation																					$ 8,400
Estimated fund transfers, less withdrawals from securities under litigation																					$ 4,000
HSBC Bank Bermuda Limited | Madoff litigation
Disclosure of contingent liabilities [line items]
Number of lawsuits/claims filed | complaint												3
HSBC Bank USA, N.A.
Disclosure of contingent liabilities [line items]
Mortgage securitisation loan purchased and sold																		$ 24,000
HSBC Bank USA, N.A. | Mortgage Securitisation Pool Trust litigation
Disclosure of contingent liabilities [line items]
Damages sought										$ 38,000
HSBC Mortgage Corporation, Inc. | Mortgage loan repurchase matters
Disclosure of contingent liabilities [line items]
Number of lawsuits/claims filed | complaint																	2
Number of claims dismissed | complaint					1
Number of mortgage loans | mortgage_loan					25												25
HSBC Holdings and HSBC Bank USA | Anti-money laundering and sanctions-related matters
Disclosure of contingent liabilities [line items]
Payments for legal settlements											$ 1,900
HSBC Holdings | Anti-money laundering and sanctions-related matters
Disclosure of contingent liabilities [line items]
Damages sought									$ 20
HSBC Holdings | Anti-money laundering and sanctions-related matters | New York
Disclosure of contingent liabilities [line items]
Number of pending claims | complaint																4
HSBC Holdings | Anti-money laundering and sanctions-related matters | Florida
Disclosure of contingent liabilities [line items]
Number of pending claims | complaint																1
HSBC Holdings | Anti-money laundering and sanctions-related matters | Commencement of major litigation | New York
Disclosure of contingent liabilities [line items]
Number of claims dismissed | complaint		1
HSBC Private Bank (UK) Limited [Member] | Film Finance Litigation [Member]
Disclosure of contingent liabilities [line items]
Number of new claims filed | complaint															2

[1]	9Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 84. 31 December 2017 balances have not been re-presented.